Other disclosures - Commitments - Contractual obligations not recognised in the balance sheet (Details) - DKK (kr) kr in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of contingent liabilities [line items]
Leases	kr 781	kr 764
Research and development obligations	10,553	7,235
Research and development - potential milestone payments	4,991	4,083
Commercial product launch - potential milestone payments	5,966	6,105
Purchase obligations relating to investments in property, plant and equipment	545	339
Other purchase obligations	19,405	12,063
Total obligations not recognised in the balance sheet	42,241	30,589
Current
Disclosure of contingent liabilities [line items]
Leases	145	152
Research and development obligations	4,196	2,733
Research and development - potential milestone payments	771	205
Commercial product launch - potential milestone payments	0	0
Purchase obligations relating to investments in property, plant and equipment	545	339
Other purchase obligations	13,407	7,528
Total obligations not recognised in the balance sheet	19,064	10,957
Non-current
Disclosure of contingent liabilities [line items]
Leases	636	612
Research and development obligations	6,357	4,502
Research and development - potential milestone payments	4,220	3,878
Commercial product launch - potential milestone payments	5,966	6,105
Purchase obligations relating to investments in property, plant and equipment	0	0
Other purchase obligations	5,998	4,535
Total obligations not recognised in the balance sheet	kr 23,177	kr 19,632